Equity compensation plans (Details 4) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Additional disclosure
Awards outstanding (in shares)	1,352
Weighted average grant date fair value of awards (in dollars per share)	$ 12.16
Total unrecognized compensation cost (in dollars)	$ 2,460
Weighted average period for recognizing unrecognized compensation cost	2 years 9 months 18 days
Options
Weighted average assumptions used to estimate the fair value of options granted
Risk-free interest rate (as a percent)	0.13%	0.16%	1.00%
Dividend yield (as a percent)	3.00%	2.30%	0.00%
Volatility (as a percent)	62.00%	42.00%	66.00%
Expected option life	4 years	1 year 6 months	1 year 6 months
Share Option Plans | Options
Equity compensation plans
Options Outstanding, Number Outstanding (in shares)	520
Options Outstanding, Weighted-Average Remaining Contractual Life	4 years 3 months 18 days
Options Outstanding, Weighted-Average Exercise Price Per Share	$ 12.83
Options Exercisable, Number Exercisable (in shares)	320
Options Exercisable, Weighted-Average Exercise Price Per Share	$ 14.06
Share Option Plans | Options | $9.65-$10.84
Equity compensation plans
Exercise price, low end of range (in dollars per share)	$ 9.65
Exercise price, high end of range (in dollars per share)	$ 10.84
Options Outstanding, Number Outstanding (in shares)	203
Options Outstanding, Weighted-Average Remaining Contractual Life	9 years 3 months 18 days
Options Outstanding, Weighted-Average Exercise Price Per Share	$ 10.82
Options Exercisable, Number Exercisable (in shares)	3
Options Exercisable, Weighted-Average Exercise Price Per Share	$ 9.65
Share Option Plans | Options | $13.51-$14.47
Equity compensation plans
Exercise price, low end of range (in dollars per share)	$ 13.51
Exercise price, high end of range (in dollars per share)	$ 14.47
Options Outstanding, Number Outstanding (in shares)	317
Options Outstanding, Weighted-Average Remaining Contractual Life	1 year 1 month 6 days
Options Outstanding, Weighted-Average Exercise Price Per Share	$ 14.11
Options Exercisable, Number Exercisable (in shares)	317
Options Exercisable, Weighted-Average Exercise Price Per Share	$ 14.11